Ocean Park Tactical All Asset Fund Class A Shares SIRAX Class C Shares SIRCX Investor Class SIRIX Instl Class SIRRX Class A1 Shares SIRZX Class I1 Shares SIRJX	Ocean Park Tactical Bond Fund Class A Shares STBKX Instl Class STBJX Class C Shares STBDX Investor Class STBNX
Ocean Park Tactical Core Income Fund Class A Shares SSIZX Class C Shares SSICX Investor Class SSIIX Instl Class SSIRX	Ocean Park Tactical Municipal Fund Class A Shares STMKX Class C Shares STMHX Special Shares STMYX Investor Shares STMNX Instl Shares STMEX

each a series of Northern Lights Fund Trust

Supplement dated July 21, 2025 to the Prospectuses and Statement of Additional Information dated January 28, 2025

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Effective August 1, 2025, the first three paragraphs of the sub-section entitled “Class A Shares and Class A1 Shares” under the section entitled “HOW TO PURCHASE SHARES” on page 15 of Ocean Park Tactical All Asset Fund’s Prospectus are hereby restated as follows:

Class A and Class A1 shares are offered at their public offering price, which is NAV plus the applicable sales charge and is subject to 12b-1 distribution fees of up to 0.25% of the average daily net assets of Class A shares and up to 0.40% of the average daily net assets of the Class A1 shares. The minimum initial investment in the Class A and Class A1 shares is $10,000 and the minimum subsequent investment is $1,000. The sales charge varies, depending on how much you invest. There are no sales charges on reinvested distributions. The following sales charges apply to your purchases of Class A and Class A1 shares of each Fund:

Class A and Class A1 Shares:

Amount Invested	Sales Charge as a % of Offering Price(1)	Sales Charge as a % of Amount Invested	Dealer Reallowance
Under $100,000	3.75%	3.90%	3.50%
$100,000 to $249,999	3.00%	3.09%	2.75%
$250,000 to $499,999	2.00%	2.04%	1.75%
$500,000 and above	None	None	See Below

(1)	Offering price includes the front-end sales load. The sales charge you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculations used to determine your sales charge.

The Adviser shall reimburse the Fund in connection with commissions retained by authorized broker-dealers on purchases of Class A and Class A1 shares over $500,000 calculated as follows: 0.75% on purchases between $500,000 and $2 million, 0.50% on amounts over $2 million but less than $5 million, and 0.25% on amounts over $5 million. The commission rate is determined based on the purchase amount combined with the current market value of existing investments in Class A and Class A1 shares.

As shown, investors that purchase $500,000 or more Class A or Class A1 will not pay any initial sales charge on the purchase. However, purchases of $500,000 or more of Class A or Class A1 shares may be subject to a Contingent Deferred Sales Charge (“CDSC”) on shares redeemed within the first 12 months after their purchase in the amount of the commissions paid on those shares redeemed. Shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. Shares held for 12 months or more are not subject to the CDSC.

Effective August 1, 2025, the first three paragraphs of the sub-section entitled “Class A Shares” under the section entitled “HOW TO PURCHASE SHARES” on pages 12-14 of Ocean Park Tactical Bond Fund’s Prospectus are hereby restated as follows:

Class A shares are offered at their public offering price, which is NAV plus the applicable sales charge and is subject to 12b-1 distribution fees of up to 0.25% of the average daily net assets of Class A shares. The Fund may pay up to 0.25% of the average daily net assets of Class A shares in 12b-1 fees for compensation for shareholder servicing and the balance of 12b-1 fees for distribution related activities. Because the 12b-1 fee is paid out of the Fund’s assets on an ongoing basis, over time the fee may increase the costs of your investment and may cost you more than paying other types of service charges. The minimum initial investment in the Class A shares is $10,000 and the minimum subsequent investment is $1,000. The sales charge varies, depending on how much you invest. There are no sales charges on reinvested distributions. The following sales charges apply to your purchases of Class A shares of each Fund:

Amount Invested	Sales Charge as a % of Offering Price(1)	Sales Charge as a % of Amount Invested	Dealer Reallowance(2)
Under $100,000	3.75%	3.90%	3.50%
$100,000 to $249,999	3.00%	3.09%	2.75%
$250,000 to $499,999	2.00%	2.04%	1.75%
$500,000 and above	None	None	See Below
(1)	Offering price includes the front-end sales load. The sales charge you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculations used to determine your sales charge.

(2)	Represents the amount of the sales charge retains by the selling broker-dealer

The Adviser shall reimburse the Fund in connection with commissions retained by authorized broker-dealers on purchases of Class A shares over $500,000 calculated as follows: 0.75% on purchases between $500,000 and $2 million, 0.50% on amounts over $2 million but less than $5 million, and 0.25% on amounts over $5 million. The commission rate is determined based on the purchase amount combined with the current market value of existing investments in Class A shares.

As shown, investors that purchase $500,000 or more Class A shares will not pay any initial sales charge on the purchase. However, purchases of $500,000 or more of Class A shares may be subject to a Contingent Deferred Sales Charge (“CDSC”) on shares redeemed within the first 12 months after their purchase in the amount of the commissions paid on those shares redeemed. Shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. Shares held for 12 months or more are not subject to the CDSC.

Effective August 1, 2025, the first three paragraphs of sub-section entitled “Class A Shares” under the section entitled “HOW TO PURCHASE SHARES” on page 16 of Ocean Park Tactical Core Income Fund’s Prospectus are hereby restated as follows:

Class A shares are offered at their public offering price, which is NAV plus the applicable sales charge and are subject to 12b-1 distribution and shareholder servicing fees of up to 0.50% of the average daily net assets of Class A shares. However, the Board has determined to limit 12b-1 fees to 0.40%. The Fund may pay up to 0.25% of the average daily net assets of Class A shares in 12b-1 fees for compensation for shareholder servicing and the balance of 12b-1 fees for distribution related activities. The minimum initial investment in the Class A shares is $10,000 and the minimum subsequent investment is $1,000. The sales charge varies, depending on how much you invest. There are no sales charges on reinvested distributions. The following sales charges apply to your purchases of Class A shares of the Fund:

Amount Invested	Sales Charge as a % of Offering Price(1)	Sales Charge as a % of Amount Invested	Dealer Reallowance
Under $100,000	3.75%	3.90%	3.50%
$100,000 to $249,999	3.00%	3.09%	2.75%
$250,000 to $499,999	2.00%	2.04%	1.75%
$500,000 and above	None	None	See Below
(1)	Offering price includes the front-end sales load. The sales charge you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculations used to determine your sales charge.

The Adviser shall reimburse the Fund in connection with commissions retained by authorized broker-dealers on purchases of Class A shares over $500,000 calculated as follows: 0.75% on purchases between $500,000 and $2 million, 0.50% on amounts over $2 million but less than $5 million, and 0.25% on amounts over $5 million. The commission rate is determined based on the purchase amount combined with the current market value of existing investments in Class A shares.

As shown, investors that purchase $500,000 or more Class A shares will not pay any initial sales charge on the purchase. However, purchases of $500,000 or more of Class A shares may be subject to a Contingent Deferred Sales Charge (“CDSC”) on shares redeemed within the first 12 months after their purchase in the amount of the commissions paid on those shares redeemed. Shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. Shares held for 12 months or more are not subject to the CDSC.

Effective August 1, 2025, the first three paragraphs of sub-section entitled “Class A Shares” under the section entitled “HOW TO PURCHASE SHARES” on page 12 of Ocean Park Tactical Municipal Fund’s Prospectus are hereby restated as follows:

Class A shares are offered at their public offering price, which is NAV plus the applicable sales charge and is subject to 12b-1 distribution fees of up to 0.25% of the average daily net assets of Class A shares. The Fund may pay up to 0.25% of the average daily net assets of Class A shares in 12b-1 fees for compensation for shareholder servicing and the balance of 12b-1 fees for distribution related activities. Because the 12b-1 fee is paid out of the Fund’s assets on an ongoing basis, over time the fee may increase the costs of your investment and may cost you more than paying other types of service charges. The minimum initial investment in the Class A shares is $10,000 and the minimum subsequent investment is $1,000. The sales charge varies, depending on how much you invest. There are no sales charges on reinvested distributions. The following sales charges apply to your purchases of Class A shares of the Fund:

Amount Invested	Sales Charge as a % of Offering Price(1)	Sales Charge as a % of Amount Invested	Dealer Reallowance(2)
Under $100,000	3.75%	3.90%	3.50%
$100,000 to $249,999	3.00%	3.09%	2.75%
$250,000 to $499,999	2.00%	2.04%	1.75%
$500,000 and above	None	None	See Below
(1)	Offering price includes the front-end sales load. The sales charge you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculations used to determine your sales charge.

(2)	Represents the amount of the sales charge retains by the selling broker-dealer

The Adviser shall reimburse the Fund in connection with commissions retained by authorized broker-dealers on purchases of Class A shares over $500,000 calculated as follows: 0.75% on purchases between $500,000 and $2 million, 0.50% on amounts over $2 million but less than $5 million, and 0.25% on amounts over $5 million. The commission rate is determined based on the purchase amount combined with the current market value of existing investments in Class A shares.

As shown, investors that purchase $500,000 or more Class A shares will not pay any initial sales charge on the purchase. However, purchases of $500,000 or more of Class A shares may be subject to a Contingent Deferred Sales Charge (“CDSC”) on shares redeemed within the first 12 months after their purchase in the amount of the commissions paid on those shares redeemed. Shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. Shares held for 12 months or more are not subject to the CDSC.

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This Supplement and the existing Prospectuses dated January 28, 2025, provide relevant information for all shareholders and should be retained for future reference. Both the Prospectuses and the Statement of Additional Information dated January 28, 2025, have been filed with the Securities and Exchange Commission, are incorporated by reference and can be obtained without charge by calling the Funds at 1-866-738-4363.